FIXED ASSETS AND GOODWILL (Details Narrative) - USD ($)	8 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Depreciation expense			$ 5,514
Goodwill, Impairment Loss			12,141,062
Tickeri [Member]
Goodwill, Impairment Loss			$ 12,141,062